Goodwill and Intangible Assets	6 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 6 — Goodwill and Intangible Assets

The changes in the balance of goodwill during the six months ended September 30, 2014 were as follows (in thousands):

Beginning of period	$1,107,006
Revisions to acquisition accounting (Note 4)	(21,614)
Acquisitions (Note 4)	86,895
Disposal	(1,797)
End of period	$1,170,490

Goodwill by reportable segment is as follows:

	September 30,	March 31,
	2014	2014
	(in thousands)
Crude oil logistics	$579,845	$606,383
Water solutions	320,106	262,203
Liquids	91,135	90,135
Retail propane	114,285	114,285
Refined products and renewables	65,119	34,000
Total	$1,170,490	$1,107,006

Our intangible assets consist of the following:

		September 30, 2014		March 31, 2014
	Amortizable	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Lives	Amount	Amortization	Amount	Amortization
		(in thousands)
Amortizable —
Customer relationships (1)	3–20 years	$761,992	$119,439	$697,405	$83,261
Pipeline capacity rights	30 years	94,800	942	—	—
Water facility development agreement	5 years	14,000	3,500	14,000	2,100
Executory contracts and other agreements	5–10 years	23,920	16,367	23,920	13,190
Non-compete agreements	2–7 years	14,412	8,302	14,161	6,388
Trade names	2–10 years	14,539	5,197	15,489	3,081
Debt issuance costs	5–10 years	53,289	12,737	44,089	8,708
Total amortizable		976,952	166,484	809,064	116,728

Non-amortizable —
Trade names		27,620		22,620
Total		$1,004,572	$166,484	$831,684	$116,728

(1)     The weighted-average remaining amortization period for customer relationship intangible assets is approximately 9 years.

Amortization expense is as follows:

	Three Months Ended		Six Months Ended
	September 30,		September 30,
Recorded In	2014	2013	2014	2013
	(in thousands)
Depreciation and amortization	$21,711	$11,324	$42,604	$20,600
Cost of sales	1,984	949	4,121	1,574
Interest expense	2,117	1,065	4,029	2,462
Total	$25,812	$13,338	$50,754	$24,636

Expected amortization of our intangible assets is as follows (in thousands):

Year Ending March 31,
2015 (six months)	$50,570
2016	97,432
2017	90,795
2018	86,818
2019	79,587
Thereafter	405,266
Total	$810,468